CONSOLIDATED INCOME STATEMENTS ¥ in Millions, shares in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 CNY (¥) ¥ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 CNY (¥) ¥ / shares shares	Mar. 31, 2022 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenue	¥ 941,168	$ 130,350	¥ 868,687	¥ 853,062
Cost of revenue	(586,323)	(81,205)	(549,695)	(539,450)
Product development expenses	(52,256)	(7,237)	(56,744)	(55,465)
Sales and marketing expenses	(115,141)	(15,947)	(103,496)	(119,799)
General and administrative expenses	(41,985)	(5,815)	(42,183)	(31,922)
Amortization and impairment of intangible assets	(21,592)	(2,990)	(13,504)	(11,647)
Impairment of goodwill	(10,521)	(1,457)	(2,714)	(25,141)
Income from operations	113,350	15,699	100,351	69,638
Interest and investment income, net	(9,964)	(1,380)	(11,071)	(15,702)
Interest expense	(7,947)	(1,101)	(5,918)	(4,909)
Other income, net	6,157	853	5,823	10,523
Income before income tax and share of results of equity method investees	101,596	14,071	89,185	59,550
Income tax expenses	(22,529)	(3,120)	(15,549)	(26,815)
Share of results of equity method investees	(7,735)	(1,072)	(8,063)	14,344
Net income	71,332	9,879	65,573	47,079
Net loss attributable to noncontrolling interests	8,677	1,202	7,210	15,170
Net income attributable to Alibaba Group Holding Limited	80,009	11,081	72,783	62,249
Accretion of mezzanine equity	(268)	(37)	(274)	(290)
Net income attributable to ordinary shareholders	¥ 79,741	$ 11,044	¥ 72,509	¥ 61,959
Earnings per share attributable to ordinary shareholders
Basic | (per share)	¥ 3.95	$ 0.55	¥ 3.46	¥ 2.87
Diluted | (per share)	3.91	0.54	3.43	2.84
Earnings per ADS attributable to ordinary shareholders (one ADS equals eight ordinary shares)
Basic | (per share)	31.61	4.38	27.65	22.99
Diluted | (per share)	¥ 31.24	$ 4.33	¥ 27.46	¥ 22.74
Weighted average number of shares used in computing earnings per share (million shares)
Basic	20,182	20,182	20,980	21,558
Diluted	20,359	20,359	21,114	21,787